Accounts Payable And Accrued Liabilities (Schedule Of Accounts Payable And Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current And Noncurrent [Line Items]
Accounts payable	$ 262,215	$ 96,324
Accrued construction costs	466,029	531,313
Payroll and other employee related payables	2,230	1,525
Other	8,181	17,653
Accounts payable and accrued liabilities	$ 738,655	$ 646,815